CASH, CASH EQUIVALENT AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENT AND RESTRICTED CASH

NOTE 4 – CASH, CASH EQUIVALENT AND RESTRICTED CASH

The cash and cash equivalent were $342,342 and $137,610 as of December 31, 2023 and 2022, respectively. The Company was involved in a couple of lawsuits, and $69,011 of cash was legally restricted due to the lawsuits at the end of December 31, 2022. As the lawsuits were settled, there was no restricted cash as of December 31, 2023.